STOCK AWARDS - Summary of Non-vested RSU Activity (Details) - Restricted Stock Units (RSUs) - 2024 Incentive Award Plan	6 Months Ended
Jun. 30, 2024 $ / shares shares
Non-Vested Restricted Stock Unit Awards
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	15,409,470
Vested (in shares) | shares	(3,847,652)
Forfeited (in shares) | shares	0
Ending balance (in shares) | shares	11,561,818
Weighted Average Grant Date Fair Value
Beginning balance (in us dollars per share) | $ / shares	$ 0
Granted (in us dollars per share) | $ / shares	21.00
Vested (in us dollars per share) | $ / shares	21.00
Forfeited (in us dollars per share) | $ / shares	0
Ending balance (in us dollars per share) | $ / shares	$ 21.01